Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Equity [Abstract]
Schedule of Common Stock Issuance

The Company issued the following shares of common stock during the nine-month period ended September 26, 2020:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Jackson Investment Group	500,000	$324	$0.36	$0.92
Preferred Series A Conversion	16,215	-	-	-
Consultant	15,000	18	1.22	1.22
Board and Committee members	16,800	11	0.56	0.85
	548,015	$353

The Company issued the following shares of common stock during the nine month period ended September 28, 2019:

Shares issued to/for:	Number of Common Shares Issued	Fair Value of Shares Issued	Fair Value at Issuance (minimum and maximum per share)
Equity raise	3,331,280	$5,515	$1.40	$2.00
Consultants	6,000	10	1.56	1.56
Board and Committee members	16,800	28	1.58	1.79
	3,354,080	$5,553

The Company issued the following shares of common stock during the Fiscal 2019:

	Number of	Fair Value	Fair Value at Issuance
	Common Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
Equity raise	3,331,280	$5,515	$1.40	$2.00
Consultants	6,000	10	1.56	1.56
Board and committee members	22,400	32	0.83	1.79
Jackson Investment Group	100,000	75	0.75	0.75
	3,459,680	$5,632

The Company issued the following shares of common stock during the Fiscal 2018:

	Number of	Fair Value	Fair Value at Issuance
	Common Shares	of Shares	(minimum and maximum
Shares issued to/for:	Issued	Issued	per share)
At-The-Market facility	742,980	$2,315	$1.61	$4.23
Jackson Investment Group	492,000	899	1.76	1.93
Employees	125,000	198	1.54	1.61
Board and committee members	21,000	44	1.40	3.25
Consultants	20,548	57	1.40	3.42
Acquisition	15,000	21	1.38	1.38
Reverse stock split (rounding up shares)	426	—	—	—
	1,416,954	$3,534

Schedule of Unvested Restricted Shares Activity

The table below is a rollforward of unvested restricted shares issued to employees and board of directors.

	Restricted Shares	Weighted Average Price Per Share
Balance at December 30, 2017	471,132	$6.14
Granted	168,424	1.66
Vested	(67,300)	19.90
Balance at December 29, 2018	572,256	$3.47
Granted	22,400	1.48
Vested/adjustments	(4,216)	5.52
Balance at December 28, 2019	590,440	$3.12

Schedule of Warrants Activity

Transactions involving the Company’s warrant issuances are summarized as follows:

Weighted
	Number of	Average
	Shares	Exercise Price
Outstanding at December 30, 2017	925,934	$5.03
Issued	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 29, 2018	925,934	$1.76
Issued	—	—
Exercised	—	—
Expired or cancelled	—	—
Outstanding at December 28, 2019	925,934	$1.76

Schedule of Stockholders' Equity Note, Warrants or Rights

The following table summarizes warrants outstanding as of Fiscal 2019:

	Number	Weighted Average	Weighted
	Outstanding	Remaining Contractual	Average
Exercise Price	and Exercisable	Life (years)	Exercise price
$1.66 - $62.50	925,934	2.09	$1.76

Schedule of Share-based Compensation, Stock Options, Activity

A summary of option activity during the Fiscal 2019 and Fiscal 2018 of the Company’s 2014 Equity Incentive Plan, 2015 Omnibus Incentive Plan and the 2016 Omnibus Incentive Plan is presented below:

	Options	Weighted Average Exercise Price
Outstanding at December 30, 2017	125,400	$43.98
Granted	—	—
Exercised	—	—
Expired or cancelled	(14,000)	85.00
Outstanding at December 29, 2018	111,400	$28.46
Granted	—	—
Exercised	—	—
Expired or cancelled	(34,900)	29.99
Outstanding at December 28, 2019	76,500	$27.76

Summary of Relationship Between Performance and the Vesting Rate
Average 2019 Price	Vesting Rate
<$8 per share	0
>$8 per share	Pro-rated
>=$12 per share	Full Vesting

Average 2019 Price	Vesting Rate
<$8 per share	0
>$8 per share	Pro-rated
>=$12 per share	Full Vesting